Risk Management - Summary of Potential Impacts on Contractual Service Margin, Net Income Attributed to Shareholders, Other Comprehensive Income Attributed to Shareholders, and Total Comprehensive Income Attributed to Shareholders of an Immediate Parallel Change in Interest Rates, Corporate Spreads or Swap Spreads Relative to Current Rates (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
-50bp [member]
Disclosure of Detailed Information about Potential Impacts Due To Interest Rates Corporate Spreads or Swap Spreads Relative to Current Rates [Line Items]
Interest rates, CSM	$ 0	$ (100)
Interest rates, Net income attributed to shareholders	100	1,700
Interest rates, Other comprehensive income attributed to shareholders	(300)	(1,900)
Interest rates, Total comprehensive income attributed to shareholders	(200)	(200)
Corporate spreads, CSM	0	(100)
Corporate spreads, Net income attributed to shareholders	0
Corporate spreads, Other comprehensive income attributed to shareholders	(200)
Corporate spreads, Total comprehensive income attributed to shareholders	(200)
+50bp [member]
Disclosure of Detailed Information about Potential Impacts Due To Interest Rates Corporate Spreads or Swap Spreads Relative to Current Rates [Line Items]
Interest rates, CSM	(100)
Interest rates, Net income attributed to shareholders	(100)	(1,500)
Interest rates, Other comprehensive income attributed to shareholders	300	1,600
Interest rates, Total comprehensive income attributed to shareholders	200	100
Corporate spreads, CSM	(100)
Corporate spreads, Net income attributed to shareholders	0
Corporate spreads, Other comprehensive income attributed to shareholders	300
Corporate spreads, Total comprehensive income attributed to shareholders	300
-20bp [member]
Disclosure of Detailed Information about Potential Impacts Due To Interest Rates Corporate Spreads or Swap Spreads Relative to Current Rates [Line Items]
Swap spreads, CSM	0
Swap spreads, Net income attributed to shareholders	100	0
Swap spreads, Other comprehensive income attributed to shareholders	(100)	0
Swap spreads, Total comprehensive income attributed to shareholders	0
+20bp [member]
Disclosure of Detailed Information about Potential Impacts Due To Interest Rates Corporate Spreads or Swap Spreads Relative to Current Rates [Line Items]
Swap spreads, CSM	0
Swap spreads, Net income attributed to shareholders	(100)	0
Swap spreads, Other comprehensive income attributed to shareholders	100	$ 0
Swap spreads, Total comprehensive income attributed to shareholders	$ 0